SUBSEQUENT EVENTS (Details Narrative) - USD ($)											1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Aug. 13, 2025	Jul. 21, 2025	Apr. 01, 2025	Feb. 18, 2025	Feb. 13, 2025	Jan. 22, 2025	Jan. 21, 2025	Jan. 20, 2025	Jan. 17, 2025	Oct. 28, 2024	Aug. 31, 2025	Feb. 28, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, shares issued																	838,584	22,285
Common stock, par value													$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Warrants exercised for shares				22,730,680
Gross proceeds										$ 3,000,000		$ 7,500,000
Cash fee percentage										8.00%
Total stockholders' equity (deficit)													$ 7,106,120	$ 6,223,982	$ 2,979,628	$ 7,106,120	$ (1,328,541)	$ 1,602,592	$ 2,728,340	$ (7,453,174)
Stockholders equity of exceeds													5,000,000			5,000,000
Stock Issued During Period, Value, Acquisitions													3,000,000
Issuance of common stock in public offering																	$ 9,374,441	$ 8,145,381
Value of stock issued															1,736,207
Revision of Prior Period, Adjustment [Member]
Subsequent Event [Line Items]
Total stockholders' equity (deficit)													$ 34,208,620			34,208,620
Stockholders' Equity, Other																$ 33,106,120
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares				748,705
Maximum [Member]
Subsequent Event [Line Items]
Legal fee										$ 50,000
Issuance of common stock in public offering										2,546,213
Other expenses										$ 15,950
Vendor Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase													3,000,000			3,000,000
Exercise price of warrants							$ 0.01
Warrant price per share													$ 1.45			$ 1.45
Vendor Pre Funded Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Beneficial ownership of outstanding shares							9.99%
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares														125,535			806,754	1,022
Total stockholders' equity (deficit)													$ 449	$ 413	$ 3	$ 449	$ 83	$ 2
Issuance of common stock pursuant to private placements, shares															8,898	3,307,910
Stock Issued During Period, Shares, Acquisitions			344,827										344,827
Stock Issued During Period, Value, Acquisitions													$ 35
Value of stock issued															$ 1
Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					11,239,805
Sale of stock, description of transaction					The Company offered Pre-Funded Warrants to those Purchasers whose purchase of common stock in the February 2025 Offering would have resulted in the Purchasers, together with their affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchasers, 9.99%) of our common stock immediately following the consummation of the February 2025 Offering in lieu of the common stock that would otherwise result in ownership in excess of 4.99% (or at the election of the Purchasers, 9.99%) of the outstanding common stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the common stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of common stock outstanding immediately after giving effect to the issuance of common stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares												33,970,485
Subsequent Event [Member]
Subsequent Event [Line Items]
Exercise of warrants description					The exercise of the Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Warrants held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived.
Gross proceeds					$ 7,500,000
Cash fee percentage					8.00%
Proceeds from Issuance of Convertible Preferred Stock											$ 11,225,000
Proceeds from Warrant Exercises											5,000,000
Issuance of common stock in public offering	$ 16,225,000										$ 16,225,000
Subsequent Event [Member] | Affiliates [Member]
Subsequent Event [Line Items]
Ownership percentage	19.99%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Legal fee					$ 150,000
Subsequent Event [Member] | Vendor Pre Funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase							2,068,965
Exercise price of warrants								$ 0.01
Warrant expire period								5 years
Subsequent Event [Member] | Vendor Pre Funded Warrants [Member] | Maximum [Member]
Subsequent Event [Line Items]
Beneficial ownership of outstanding shares								9.99%
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants exercised for shares												2,728,750
Sale of stock, description of transaction					The Company offered Pre-Funded Warrants to those Purchasers whose purchase of Common Stock in the Offering would have resulted in the Purchaser, together with its affiliates and certain related parties, beneficially owning more than 4.99% (or at the election of the Purchaser, 9.99%) of our Common Stock immediately following the consummation of the Offering in lieu of the Common Stock that would otherwise result in ownership in excess of 4.99% (or at the election of the purchaser, 9.99%) of the outstanding Common Stock of the Company. The Pre-Funded Warrants may be exercised commencing on the issuance date and do not expire. The Pre-Funded Warrants are exercisable for cash; provided, however that they may be exercised on a cashless exercise basis if, at the time of exercise, there is no effective registration statement registering, or no current prospectus available for, the issuance or resale of the Common Stock issuable upon exercise of the Pre-Funded Warrants. The exercise of the Pre-Funded Warrants will be subject to a beneficial ownership limitation, which will prohibit the exercise thereof, if upon such exercise the holder of the Pre-Funded Warrants, its affiliates and any other persons or entities acting as a group together with the holder or any of the holder’s affiliates would hold 4.99% (or, upon election of a Purchaser prior to the issuance of any shares, 9.99%) of the number of Common Stock outstanding immediately after giving effect to the issuance of Common Stock issuable upon exercise of the Pre-Funded Warrant held by the applicable holder, provided that the holder may increase or decrease the beneficial ownership limitation (up to a maximum of 9.99%) upon 60 days advance notice to the Company, which 60 day period cannot be waived
Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value	$ 0.0001
Issuance of common stock pursuant to private placements, shares	14,031.25
Issuance of common stock in public offering	$ 5,061,000
Preferred stock, par value	$ 0.0001
Cash purchase price	$ 11,225,000
Other expenses	14,031,250
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Legal fee	$ 100,000
Vendor Agreement [Member]
Subsequent Event [Line Items]
Vendor fee							$ 3,000,000
Cash fee divided value							$ 1.45
Vendor Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Service period								5 years
Vendor fee								$ 3,000,000
Cash fee divided value								$ 1.45
Securities Purchase Agreements [Member]
Subsequent Event [Line Items]
Sale of shares					11,365,340
Securities Purchase Agreements [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase				568,267
Exercise price of warrants				$ 0.759
Securities Purchase Agreements [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants					$ 0.66
Common stock, shares issued					125,535					124,673
Common stock, par value										$ 5.00
Warrants exercised for shares					22,730,680
Securities Purchase Agreements [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					11,239,805					482,187
Exercise price of warrants					$ 0.0001					$ 0.005
Warrant price per share					$ 0.6599					$ 4.995
Securities Purchase Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of shares					11,365,340
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					568,267
Exercise price of warrants					$ 0.759
Sale of stock, description of transaction					The Placement Agent Warrants are exercisable at any time commencing six (6) months from the date of commencement of sales in the Offering and expiring five (5) years from the commencement of sales in the Offering.
Price per unit percentage					115.00%
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants					$ 0.66
Common stock, shares issued					125,535
Common stock, par value					$ 0.0001
Warrant price per share					$ 0.66
Warrants exercised for shares					22,730,680
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase					11,239,805
Exercise price of warrants					$ 0.0001
Warrant price per share					$ 0.6599
Assets Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock and pre-funded warrants pursuant to private placement offering, shares			344,827
Alabama Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock pursuant to private placements, shares																289,340
Traffic Holdco Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock pursuant to private placements, shares																14,032
Stock Issued During Period, Shares, Acquisitions																868,019
Stock Issued During Period, Value, Acquisitions																$ 9,000,000
Proceeds from Debt, Net of Issuance Costs																$ 10,125,000
Alabama Exclusive Private Label Manufacturing Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Investments		$ 1,000,000
Adjustments to additional paid in capital stock issued issuance cost		1,000,000
Alabama Exclusive Private Label Manufacturing Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Value of stock issued		1,000,000
Exclusive Private Label Manufacturing Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Investments		$ 1,000,000
Exclusive Private Label Manufacturing Agreement [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Sale of stock, description of transaction		if three University Clients enter into an Authorized Manufacturer Agreements, the Company will issue $9,000,000 worth of common stock to Traffic Holdco, or $3,000,000 worth of common stock per University Client. The number of Traffic Holdco Shares to be issued is based on the VWAP of the common stock
Value of stock issued		$ 1,000,000
January 2025 Note [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount									$ 121,900
Conversion price percentage									61.00%
Outstanding shares percentage									19.99%
Second Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate principal amount						$ 260,000.00
Original issue amount						60,000.00
Purchase price						$ 200,000.00
Maturity date						Apr. 22, 2025
Interest rate percent						16.00%